Advance to suppliers, net (Tables)	12 Months Ended
Sep. 30, 2025
Advance To Suppliers Net
Schedule of advance to suppliers

Advance to suppliers, net consisted of the following:

	As of September 30,
	2024	2025

Advance payment for auto parts and accessories, net	$5,439	$6,755
Advance payment for parallel import cars	1,074	-
Total	$6,513	$6,755